DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Total debt	$ 1,344,788	$ 1,052,532
Less: Short-term debt due to related parties	0	(20,000)
Less: Current portion of long-term debt due to third parties	(121,739)	(124,221)
Long-term debt	$ 1,223,049	$ 908,311